COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Feb. 09, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate gross proceeds		3.50%
Marketing Fees Payable To Underwriters, Waived In Exchange For Notes Payable		$ 7,043,750
Period to file registration statement with SEC		30 days
Non-Redemption Agreement Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability						$ 1,881,440
Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability				$ 1,668,731
Earnout Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability				10,963,000
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 4,150,000
Accrued interest expense	$ 212,803			212,803	$ 212,803
Interest expense related to the amortization of the debt discount	$ 37,920			37,920	37,920
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		85.00%
Number of years up to which the converted amount is to be held for payment of interest	3 years	3 years	3 years
Beneficial ownership (in percent)		9.99%
Period to file registration statement with SEC		45 days
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate		15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)		2.00%
Chardan Note | Chardan Capital Market LLC
COMMITMENTS AND CONTINGENCIES
Marketing Fees Payable To Underwriters, Waived In Exchange For Notes Payable			$ 7,043,750
Aggregate principal amount	$ 3,990,385		$ 4,150,000	$ 3,990,385	$ 3,990,385
Interest rate (in percent)	13.00%		13.00%	13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			85.00%		85.00%
Debt principal amount		$ 4,150,000
Chardan Note | JonesTrading Institutional Services
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		375,000
Chardan Note | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		404,483
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Marketing fees payable to underwriters		$ 7,043,750